Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended			120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
C000009616 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Bond Fund (Class A Shares)
Account Value	$ 11,224	$ 11,224	$ 11,224	$ 11,224	$ 11,224	$ 11,224	$ 10,596	$ 10,284	$ 11,310	$ 11,590	$ 11,385	$ 10,207	$ 9,937	$ 9,866	$ 9,777	$ 9,626
Average Annual Return, Percent	2.00%	(1.05%)				1.16%
C000009616 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Bond Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	5.93%	(0.28%)				1.55%
C000009618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Bond Fund (Class C Shares)
Account Value	$ 11,108	$ 11,108	11,108	11,108	11,108	$ 11,108	10,486	10,187	11,261	11,607	11,465	10,340	10,139	10,129	10,089	10,000
Average Annual Return, Percent	4.36%	(0.84%)				1.06%
C000009618 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Bond Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	5.36%	(0.84%)				1.06%
C000009615 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Bond Fund (Class I Shares)
Account Value	$ 1,195,448	$ 1,195,448	1,195,448	1,195,448	1,195,448	$ 1,195,448	1,124,594	1,088,670	1,194,374	1,220,873	1,196,370	1,069,766	1,038,869	1,029,718	1,017,710	1,000,000
Average Annual Return, Percent	6.30%	(0.02%)				1.80%
C000070638 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Bond Fund (Class R2 Shares)
Account Value	$ 11,301	$ 11,301	11,301	11,301	11,301	$ 11,301	10,704	10,424	11,496	11,822	11,654	10,482	10,250	10,208	10,132	10,000
Average Annual Return, Percent	5.58%	(0.61%)				1.23%
C000173234 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Bond Fund (Class R3 Shares)
Account Value	$ 11,540	$ 11,540	11,540	11,540	11,540	$ 11,540	10,900	10,597	11,656	11,957	11,756	10,555	10,284	10,226	10,150	10,000
Average Annual Return, Percent	5.87%	(0.37%)				1.44%
C000173235 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Bond Fund (Class R4 Shares)
Account Value	$ 11,828	$ 11,828	11,828	$ 11,828	11,828	$ 11,828	11,146	10,812	11,864	12,134	11,901	10,653	10,364	10,281	10,175	10,000
Average Annual Return, Percent	6.12%			(0.12%)		1.69%
C000033520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Bond Fund (Class R5 Shares)
Account Value	$ 12,033	$ 12,033	12,033	$ 12,033	12,033	$ 12,033	11,311	10,953	11,999	12,258	12,005	10,727	10,421	10,315	10,183	10,000
Average Annual Return, Percent	6.39%	0.05%				1.87%
C000009619 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Bond Fund (Class R6 Shares)
Account Value	$ 6,073,829	$ 6,073,829	6,073,829	6,073,829	6,073,829	$ 6,073,829	5,710,267	5,519,200	6,044,135	6,162,614	6,029,633	5,384,005	5,225,498	5,167,096	5,095,839	5,000,000
Average Annual Return, Percent	6.37%	0.15%				1.96%
C000009621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Plus Bond Fund (Class A Shares)
Account Value	$ 11,516	$ 11,516	11,516	11,516	11,516	$ 11,516	10,777	10,400	11,481	11,725	11,462	10,351	10,049	9,952	9,630	9,622
Average Annual Return, Percent	2.81%	(0.67%)				1.42%
C000009621 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Plus Bond Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	6.85%	0.09%				1.81%
C000009623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Plus Bond Fund (Class C Shares)
Account Value	$ 11,364	$ 11,364	11,364	11,364	11,364	$ 11,364	10,635	10,262	11,395	11,726	11,540	10,483	10,246	10,203	9,940	10,000
Average Annual Return, Percent	5.12%	(0.55%)				1.29%
C000009623 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Plus Bond Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	6.12%	(0.55%)				1.29%
C000009620 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Plus Bond Fund (Class I Shares)
Account Value	$ 1,229,626	$ 1,229,626	1,229,626	1,229,626	1,229,626	$ 1,229,626	1,148,951	1,105,499	1,215,322	1,239,107	1,207,761	1,087,498	1,052,737	1,039,523	1,002,080	1,000,000
Average Annual Return, Percent	7.02%	0.36%				2.09%
C000070639 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Plus Bond Fund (Class R2 Shares)
Account Value	$ 11,512	$ 11,512	11,512	11,512	11,512	$ 11,512	10,815	10,478	11,613	11,907	11,685	10,595	10,327	10,256	9,966	10,000
Average Annual Return, Percent	6.44%	(0.30%)				1.42%
C000173236 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Plus Bond Fund (Class R3 Shares)
Account Value	$ 11,788	$ 11,788	11,788	11,788	11,788	$ 11,788	11,060	10,687	11,801	12,086	11,831	10,698	10,402	10,321	9,994	10,000
Average Annual Return, Percent	6.58%	(0.07%)				1.66%
C000173237 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Plus Bond Fund (Class R4 Shares)
Account Value	$ 12,080	$ 12,080	12,080	12,080	12,080	$ 12,080	11,306	10,898	12,019	12,261	11,973	10,800	10,487	10,361	10,019	10,000
Average Annual Return, Percent	6.85%	0.18%				1.91%
C000173238 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Plus Bond Fund (Class R5 Shares)
Account Value	$ 12,276	$ 12,276	12,276	12,276	12,276	$ 12,276	11,474	11,034	12,148	12,373	12,064	10,866	10,522	10,394	10,021	10,000
Average Annual Return, Percent	6.99%	0.35%				2.07%
C000009624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Plus Bond Fund (Class R6 Shares)
Account Value	$ 6,200,583	$ 6,200,583	6,200,583	6,200,583	6,200,583	$ 6,200,583	5,789,614	5,566,517	6,113,709	6,228,266	6,066,414	5,452,747	5,281,942	5,206,178	5,021,398	5,000,000
Average Annual Return, Percent	7.10%	0.44%				2.18%
C000009633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Government Bond Fund (Class A Shares)
Account Value	$ 10,481	$ 10,481	10,481	10,481	10,481	$ 10,481	9,955	9,759	10,759	11,086	11,041	9,998	9,734	9,776	9,832	9,624
Average Annual Return, Percent	1.30%	(1.78%)				0.47%
C000009633 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Government Bond Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	5.29%	(1.04%)				0.86%
C000009635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Government Bond Fund (Class C Shares)
Account Value	$ 10,358	$ 10,358	10,358	10,358	10,358	$ 10,358	9,838	9,645	10,699	11,084	11,104	10,123	9,915	10,011	10,149	10,000
Average Annual Return, Percent	3.67%	(1.60%)				0.35%
C000009635 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Government Bond Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	4.67%	(1.60%)				0.35%
C000009632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Government Bond Fund (Class I Shares)
Account Value	$ 1,117,821	$ 1,117,821	1,117,821	1,117,821	1,117,821	$ 1,117,821	1,058,953	1,035,539	1,139,814	1,170,231	1,162,329	1,050,607	1,019,091	1,020,698	1,024,641	1,000,000
Average Annual Return, Percent	5.56%	(0.78%)				1.12%
C000070640 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Government Bond Fund (Class R2 Shares)
Account Value	$ 10,542	$ 10,542	10,542	10,542	10,542	$ 10,542	10,047	9,884	10,936	11,308	11,302	10,269	10,033	10,108	10,192	10,000
Average Annual Return, Percent	4.93%	(1.38%)				0.53%
C000171356 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Government Bond Fund (Class R3 Shares)
Account Value	$ 10,781	$ 10,781	10,781	10,781	10,781	$ 10,781	10,249	10,058	11,111	11,450	11,414	10,354	10,090	10,131	10,209	10,000
Average Annual Return, Percent	5.19%	(1.13%)				0.76%
C000171357 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Government Bond Fund (Class R4 Shares)
Account Value	$ 11,050	$ 11,050	$ 11,050	11,050	11,050	$ 11,050	10,479	10,257	11,292	11,608	11,552	10,444	10,152	10,179	10,234	10,000
Average Annual Return, Percent	5.45%		(0.88%)			1.00%
C000009631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Government Bond Fund (Class R6 Shares)
Account Value	$ 5,654,298	$ 5,654,298	$ 5,654,298	5,654,298	5,654,298	$ 5,654,298	5,348,475	5,222,345	5,734,735	5,885,587	5,838,246	5,265,125	5,105,582	5,106,959	5,123,203	5,000,000
Average Annual Return, Percent	5.72%	(0.64%)				1.24%
C000009637 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan High Yield Fund (Class A Shares)
Account Value	$ 14,208	$ 14,208	14,208	14,208	$ 14,208	$ 14,208	12,899	11,816	12,548	12,262	11,621	11,100	10,712	10,370	8,785	9,625
Average Annual Return, Percent	5.96%	3.30%			3.57%
C000009637 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan High Yield Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	10.15%	4.10%			3.97%
C000009639 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan High Yield Fund (Class C Shares)
Account Value	$ 14,170	$ 14,170	14,170	14,170	$ 14,170	14,170	12,864	11,784	12,575	12,352	11,770	11,285	10,962	10,665	9,074	10,000
Average Annual Return, Percent	8.58%	3.56%			3.55%
C000009639 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan High Yield Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	9.58%	3.56%			3.55%
C000009636 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan High Yield Fund (Class I Shares)
Account Value	$ 1,510,632	$ 1,510,632	1,510,632	1,510,632	$ 1,510,632	1,510,632	1,369,129	1,249,807	1,325,524	1,292,345	1,222,193	1,163,204	1,119,945	1,081,645	913,562	1,000,000
Average Annual Return, Percent	10.34%	4.33%			4.21%
C000070641 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan High Yield Fund (Class R2 Shares)
Account Value	$ 14,274	$ 14,274	14,274	14,274	$ 14,274	14,274	13,002	11,950	12,737	12,490	11,879	11,386	11,025	10,708	9,094	10,000
Average Annual Return, Percent	9.78%	3.74%			3.62%
C000192734 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan High Yield Fund (Class R3 Shares)
Account Value	$ 14,619	$ 14,619	14,619	14,619	$ 14,619	$ 14,619	13,277	12,184	12,946	12,668	12,021	11,481	11,092	10,750	9,108	10,000
Average Annual Return, Percent	10.11%	3.99%				3.87%
C000192735 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan High Yield Fund (Class R4 Shares)
Account Value	$ 14,993	$ 14,993	14,993	14,993	14,993	$ 14,993	13,583	12,432	13,176	12,860	12,173	11,597	11,176	10,804	9,131	10,000
Average Annual Return, Percent	10.38%	4.25%				4.13%
C000033521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan High Yield Fund (Class R5 Shares)
Account Value	$ 15,208	$ 15,208	15,208	15,208	15,208	$ 15,208	13,761	12,580	13,312	12,972	12,247	11,651	11,213	10,824	9,142	10,000
Average Annual Return, Percent	10.51%	4.43%				4.28%
C000009640 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan High Yield Fund (Class R6 Shares)
Account Value	$ 7,679,117	$ 7,679,117	7,679,117	7,679,117	7,679,117	$ 7,679,117	6,939,622	6,336,050	6,698,896	6,521,203	6,157,861	5,851,679	5,625,604	5,424,924	4,578,236	5,000,000
Average Annual Return, Percent	10.66%	4.51%				4.38%
C000009647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mortgage-Backed Securities Fund (Class A Shares)
Account Value	$ 11,497	$ 11,497	11,497	11,497	11,497	$ 11,497	10,784	10,425	11,326	11,572	11,293	10,432	10,080	9,968	9,891	9,628
Average Annual Return, Percent	2.63%	(0.40%)				1.40%
C000009647 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mortgage-Backed Securities Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	6.61%	0.36%				1.79%
C000116212 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mortgage-Backed Securities Fund (Class C Shares)
Account Value	$ 11,476	$ 11,476	11,476	11,476	11,476	$ 11,476	10,764	10,398	11,351	11,664	11,437	10,621	10,321	10,254	10,231	10,000
Average Annual Return, Percent	5.12%	(0.14%)				1.39%
C000116212 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mortgage-Backed Securities Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	6.12%	(0.14%)				1.39%
C000009646 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mortgage-Backed Securities Fund (Class I Shares)
Account Value	$ 1,223,871	$ 1,223,871	1,223,871	1,223,871	1,223,871	$ 1,223,871	1,144,899	1,103,826	1,195,618	1,220,206	1,186,812	1,094,126	1,054,369	1,040,573	1,029,664	1,000,000
Average Annual Return, Percent	6.90%	0.62%				2.04%
C000009648 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mortgage-Backed Securities Fund (Class R6 Shares)
Account Value	$ 6,207,384	$ 6,207,384	6,207,384	6,207,384	6,207,384	$ 6,207,384	5,803,753	5,587,281	6,042,777	6,152,390	5,980,350	5,500,088	5,297,060	5,215,160	5,156,967	5,000,000
Average Annual Return, Percent	6.95%	0.75%				2.19%
C000009654 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Bond Fund (Class A Shares)
Account Value	$ 11,567	$ 11,567	11,567	11,567	11,567	$ 11,567	10,924	10,429	10,664	10,850	10,529	10,043	9,847	9,863	9,809	9,775
Average Annual Return, Percent	3.46%	1.44%				1.47%
C000009654 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Bond Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	5.89%	1.90%				1.70%
C000009656 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Bond Fund (Class C Shares)
Account Value	$ 11,368	$ 11,368	11,368	11,368	11,368	$ 11,368	10,736	10,249	10,531	10,768	10,504	10,074	9,920	9,989	9,984	10,000
Average Annual Return, Percent	4.41%	1.39%				1.29%
C000009656 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Bond Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	5.41%	1.39%				1.29%
C000009653 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Bond Fund (Class I Shares)
Account Value	$ 1,212,793	$ 1,212,793	1,212,793	1,212,793	1,212,793	$ 1,212,793	1,142,643	1,087,141	1,108,850	1,125,448	1,089,465	1,037,662	1,014,899	1,014,070	1,005,037	1,000,000
Average Annual Return, Percent	6.14%	2.17%				1.95%
C000009657 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Bond Fund (Class R6 Shares)
Account Value	$ 6,152,746	$ 6,152,746	6,152,746	6,152,746	6,152,746	$ 6,152,746	5,793,396	5,508,701	5,615,270	5,695,905	5,510,618	5,242,056	5,109,340	5,096,521	5,038,622	5,000,000
Average Annual Return, Percent	6.20%	2.23%				2.10%
C000009692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Short-Intermediate Municipal Bond Fund (Class A Shares)
Account Value	$ 10,815	$ 10,815	10,815	10,815	10,815	$ 10,815	10,512	10,197	10,498	10,708	10,662	10,142	9,890	9,865	9,934	9,779
Average Annual Return, Percent	0.60%	(0.17%)				0.79%
C000009692 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Short-Intermediate Municipal Bond Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	2.88%	0.29%				1.01%
C000009694 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Short-Intermediate Municipal Bond Fund (Class C Shares)
Account Value	$ 10,628	$ 10,628	10,628	10,628	10,628	$ 10,628	10,330	10,021	10,367	10,627	10,636	10,176	9,967	9,986	10,114	10,000
Average Annual Return, Percent	1.42%	(0.21%)				0.61%
C000009694 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Short-Intermediate Municipal Bond Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	2.42%	(0.21%)				0.61%
C000077258 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Short-Intermediate Municipal Bond Fund (Class I Shares)
Account Value	$ 1,157,976	$ 1,157,976	1,157,976	1,157,976	1,157,976	$ 1,157,976	1,120,691	1,082,461	1,109,181	1,126,186	1,116,490	1,057,709	1,025,998	1,018,818	1,020,901	1,000,000
Average Annual Return, Percent	3.33%	0.73%				1.48%
C000205207 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Short-Intermediate Municipal Bond Fund (Class R6 Shares)
Account Value	$ 5,808,866	$ 5,808,866	5,808,866	5,808,866	5,808,866	$ 5,808,866	5,619,008	5,424,567	5,555,599	5,632,713	5,581,464	5,284,764	5,129,989	5,094,092	5,104,504	5,000,000
Average Annual Return, Percent	3.38%	0.80%				1.51%
C000009697 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Free Bond Fund (Class A Shares)
Account Value	$ 11,511	$ 11,511	11,511	11,511	11,511	$ 11,511	11,125	10,551	11,626	11,673	11,596	10,506	10,201	9,965	9,968	9,629
Average Annual Return, Percent	(0.38%)	(0.90%)				1.42%
C000009697 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Free Bond Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	3.46%	(0.15%)				1.80%
C000009695 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Free Bond Fund (Class C Shares)
Account Value	$ 11,388	$ 11,388	11,388	11,388	11,388	$ 11,388	11,007	10,439	11,570	11,686	11,678	10,642	10,390	10,216	10,283	10,000
Average Annual Return, Percent	1.80%	(0.74%)				1.31%
C000009695 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Free Bond Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	2.80%	(0.74%)				1.31%
C000009696 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Free Bond Fund (Class I Shares)
Account Value	$ 1,222,462	$ 1,222,462	1,222,462	1,222,462	1,222,462	$ 1,222,462	1,178,763	1,115,118	1,225,431	1,228,713	1,218,000	1,100,664	1,066,130	1,039,099	1,038,209	1,000,000
Average Annual Return, Percent	3.71%	0.07%				2.03%
C000205208 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Free Bond Fund (Class R6 Shares)
Account Value	$ 6,126,631	$ 6,126,631	6,126,631	6,126,631	6,126,631	$ 6,126,631	5,904,612	5,582,916	6,137,822	6,151,131	6,094,407	5,504,548	5,330,652	5,195,495	5,191,043	5,000,000
Average Annual Return, Percent	3.76%	0.11%				2.05%
Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,613	$ 11,613	11,613	11,613	11,613	$ 11,613	10,976	10,622	11,766	12,086	11,921	10,674	10,346	10,294	10,150	10,000
Average Annual Return, Percent	5.81%	(0.52%)				1.51%
Bloomberg U S Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Bond Index
Account Value	$ 11,067	$ 11,067	11,067	11,067	11,067	$ 11,067	10,545	10,303	11,442	11,689	11,694	10,437	10,112	10,165	10,283	10,000
Average Annual Return, Percent	4.95%	(1.10%)				1.02%
ICE BofA US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Account Value	$ 16,261	$ 16,261	16,261	16,261	$ 16,261	$ 16,261	14,775	13,306	14,073	13,961	12,864	12,146	11,650	11,189	9,149	10,000
Average Annual Return, Percent	10.06%	4.80%			4.98%
Bloomberg U S Corporate High Yield 2 Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index
Account Value	$ 16,379	$ 16,379	16,379	16,379	$ 16,379	16,379	14,878	13,402	14,175	14,086	12,886	12,146	11,644	11,177	9,174	10,000
Average Annual Return, Percent	10.09%	4.91%			5.06%
Bloomberg U S MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Index
Account Value	$ 11,206	$ 11,206	11,206	11,206	$ 11,206	$ 11,206	10,519	10,285	11,314	11,649	11,479	10,683	10,313	10,296	10,251	10,000
Average Annual Return, Percent	6.53%	(0.48%)				1.15%
Bloomberg 1 3 Year U S Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Account Value	$ 11,844	$ 11,844	11,844	11,844	11,844	$ 11,844	11,222	10,730	11,007	11,188	10,976	10,465	10,207	10,194	10,091	10,000
Average Annual Return, Percent	5.54%	1.53%				1.71%
Bloomberg US Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Index
Account Value	$ 12,590	$ 12,590	12,590	12,590	12,590	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Average Annual Return, Percent	2.96%	0.67%				2.33%
Bloomberg U S 1 5 Year Blend 1 6 Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index
Account Value	$ 11,636	$ 11,636	$ 11,636	$ 11,636	$ 11,636	$ 11,636	$ 11,271	$ 10,868	$ 11,053	$ 11,205	$ 11,024	$ 10,575	$ 10,292	$ 10,231	$ 10,201	$ 10,000
Average Annual Return, Percent	3.23%		1.09%			1.53%